Average Annual Total Returns{- Fidelity Contrafund K6} - 12.31 Fidelity Contrafund K6 PRO-07 - Fidelity Contrafund K6	Fidelity Contrafund K6 Return Before Taxes Past 1 year	Fidelity Contrafund K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception
Total	24.14%	20.59%	[1]	28.71%	18.03%	[1]

[1]	(a)From May 25, 2017